As filed with the Securities and Exchange Commission on August 28, 2026.

1933 Act Registration No. 333-146827

1940 Act Registration No. 811-22135

United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-1A

Registration Statement Under the Securities Act of 1933	☐
Pre-Effective Amendment No. __	☐
Post-Effective Amendment No. 1912	☒
and/or
Registration Statement Under the Investment Company Act of 1940	☐
Amendment No. 1913	☒

Innovator ETFs® Trust

(Exact name of registrant as specified in charter)

200 W. Front Street

Wheaton, Illinois 60187

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (800) 208-5212

Corporation Service Company

251 Little Falls Drive

Wilmington, DE 19808

(Name and Address of Agent for Service)

Copies to:

Stephen H. Bier, Esq.

Allison M. Fumai, Esq.

Dechert LLP

1095 Avenue of the Americas

New York, NY 10036

It is proposed that this filing will become effective (check appropriate box):

☐	immediately upon filing pursuant to paragraph (b)
☒	on September 30, 2026 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☒	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Contents of Post-Effective Amendment No. 1912

This Post-Effective Amendment to the Registration Statement comprises the following papers and contents:

The Facing Sheet

The sole purpose of this filing is to delay the effectiveness of the Registrant’s Post-Effective Amendment No. 1377, as it relates to Innovator Hedged Bitcoin ETF (the “Fund”), a series of the Registrant, until September 30, 2026. Parts A, B and C of the Registrant’s Post-Effective Amendment No. 1377, filed on December 12, 2024, are incorporated by reference herein.

Signatures

Signatures

Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”) and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City and State of New York, on August 28, 2026.

Innovator ETFs® Trust

By:	/s/ Robert Griffith
Robert Griffith
Secretary

Pursuant to the requirements of the Securities Act, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated:

Name	Title	Date

James A. McNamara*	President, Principal Executive Officer and	August 28, 2026
James A. McNamara	Trustee

Joseph F. DiMaria*	Treasurer, Principal Financial Officer	August 28, 2026
Joseph F. DiMaria	and Principal Accounting Officer

Gregory G. Weaver*	Chair and Trustee	August 28, 2026
Gregory G. Weaver

Cheryl K. Beebe*	Trustee	August 28, 2026
Cheryl K. Beebe

Dwight L. Bush*	Trustee	August 28, 2026
Dwight L. Bush

Kathryn A. Cassidy*	Trustee	August 28, 2026
Kathryn A. Cassidy

John G. Chou*	Trustee	August 28, 2026
John G. Chou

Joaquin Delgado*	Trustee	August 28, 2026
Joaquin Delgado

Eileen H. Dowling*	Trustee	August 28, 2026
Eileen H. Dowling

Lawrence Hughes*	Trustee	August 28, 2026
Lawrence Hughes

John F. Killian*	Trustee	August 28, 2026
John F. Killian

Steven D. Krichmar*	Trustee	August 28, 2026
Steven D. Krichmar

Michael Latham*	Trustee	August 28, 2026
Michael Latham

Lawrence W. Stranghoener*	Trustee	August 28, 2026
Lawrence W. Stranghoener

Brian J. Wildman*	Trustee	August 28, 2026
Brian J. Wildman

By:	/s/ Robert Griffith
Robert Griffith
Attorney-In-Fact

*	An original power of attorney authorizing Robert Griffith to execute this Registration Statement, and amendments thereto, for each of the trustees of the Registrant on whose behalf this Registration Statement is filed, were previously executed, filed as an exhibit and are incorporated by reference herein.